Related Party Transactions (Schedule of Related Party Items Included in Revenues) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 277.4	$ 296.2	$ 391.8
Banco Bradesco [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	277.4	296.2	287.6
FNF Data [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	0	0	30.2
Ceridian Data [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0	$ 0	$ 74.0